UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund of
              Merrill Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2005

                                                     Shares                                                               Percent of
                Industry*                              Held   Common Stocks                                    Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Above-Average Yield

                Metals & Mining                      96,100   Alcoa, Inc.                                $       2,920,479      1.3%
                Diversified                          59,400   BCE, Inc.                                          1,484,406      0.6
                Telecommunication Services
                Capital Markets                     125,200   The Bank of New York Co., Inc.                     3,637,060      1.6
                Diversified                          73,000   BellSouth Corp.                                    1,919,170      0.8
                Telecommunication Services
                Pharmaceuticals                      32,900   Bristol-Myers Squibb Co.                             837,634      0.4
                Multi-Utilities                      19,800   Dominion Resources, Inc.                           1,473,714      0.6
                & Unregulated Power
                Chemicals                            81,500   E.I. du Pont de Nemours & Co.                      4,176,060      1.8
                Oil & Gas                           157,400   Exxon Mobil Corp.                                  9,381,040      4.1
                Industrial Conglomerates            105,900   General Electric Co.                               3,818,754      1.7
                Food Products                        43,800   General Mills, Inc.                                2,152,770      0.9
                Personal Products                    45,600   The Gillette Co.                                   2,301,888      1.0
                Pharmaceuticals                      33,400   GlaxoSmithKline Plc (e)                            1,533,728      0.7
                Aerospace & Defense                  78,500   Honeywell International, Inc.                      2,920,985      1.3
                Diversified Financial Services      159,632   JPMorgan Chase & Co.                               5,523,267      2.4
                Capital Markets                      64,000   Mellon Financial Corp.                             1,826,560      0.8
                Pharmaceuticals                      57,700   Pfizer, Inc.                                       1,515,779      0.7
                Multi-Utilities                      34,600   Public Service Enterprise Group, Inc.              1,881,894      0.8
                & Unregulated Power
                Oil & Gas                            46,200   Royal Dutch Petroleum Co.                          2,773,848      1.2
                Diversified                         130,000   SBC Communications, Inc.                           3,079,700      1.3
                Telecommunication Services
                Food Products                        90,000   Sara Lee Corp.                                     1,994,400      0.9
                Electric Utilities                   46,600   The Southern Co.                                   1,483,278      0.6
                Diversified                          76,300   Verizon Communications, Inc.                       2,708,650      1.2
                Telecommunication Services
                Commercial Banks                     43,200   Wachovia Corp.                                     2,199,312      1.0
                                                                                                         ---------------------------
                                                                                                                63,544,376     27.7
------------------------------------------------------------------------------------------------------------------------------------
Below-Average Price/Earnings Ratio

                Insurance                            22,101   ACE Ltd.                                             912,108      0.4
                Insurance                            25,100   The Allstate Corp.                                 1,356,906      0.6
                Insurance                            54,100   American International Group, Inc.                 2,997,681      1.3
                Commercial Banks                     80,800   Bank of America Corp.                              3,563,280      1.5
                Health Care                          67,800   Baxter International, Inc.                         2,303,844      1.0
                Equipment & Supplies
                Diversified Financial Services       81,700   Citigroup, Inc.                                    3,671,598      1.6
                Beverages                            98,500   Coca-Cola Enterprises, Inc.                        2,021,220      0.9
                Machinery                            22,100   Dover Corp.                                          835,159      0.4
                Insurance                            75,700   Genworth Financial, Inc. Class A                   2,083,264      0.9
                Capital Markets                      17,600   Goldman Sachs Group, Inc.                          1,935,824      0.8
                Computers & Peripherals             144,500   Hewlett-Packard Co.                                3,170,330      1.4
                Household Durables                   97,200   Koninklijke Philips Electronics NV                 2,674,944      1.2
                Food Products                        73,300   Kraft Foods, Inc.                                  2,422,565      1.1
                Hotels, Restaurants & Leisure        73,900   McDonald's Corp.                                   2,301,246      1.0
                Capital Markets                      74,000   Morgan Stanley                                     4,236,500      1.8
                Pharmaceuticals                     131,200   Schering-Plough Corp.                              2,381,280      1.0
                Food Products                        29,500   Unilever NV (NY Registered Shares) (e)             2,018,390      0.9
                IT Services                         466,400   Unisys Corp. (a)                                   3,292,784      1.4
                                                                                                         ---------------------------
                                                                                                                44,178,923     19.2
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2005

                                                     Shares                                                               Percent of
                Industry*                              Held   Common Stocks                                    Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low-Price-to-Book Value

                Communications Equipment            193,900   3Com Corp. (a)                             $         690,284      0.3%
                Electronic                           77,000   Agilent Technologies, Inc. (a)                     1,709,400      0.7
                Equipment & Instruments
                Food & Staples Retailing             13,500   Albertson's, Inc.                                    278,775      0.1
                Oil & Gas                            29,500   Anadarko Petroleum Corp.                           2,244,950      1.0
                Media                               104,000   Comcast Corp. Special Class A (a)                  3,473,600      1.5
                Energy Equipment & Services          57,800   Diamond Offshore Drilling                          2,884,220      1.2
                IT Services                          51,700   Electronic Data Systems Corp.                      1,068,639      0.5
                Energy Equipment & Services         107,800   GlobalSantaFe Corp.                                3,992,912      1.7
                Energy Equipment & Services          51,200   Halliburton Co.                                    2,214,400      1.0
                Insurance                            22,600   Hartford Financial Services Group, Inc.            1,549,456      0.7
                Paper & Forest Products              97,400   International Paper Co.                            3,583,346      1.6
                Household Products                   62,300   Kimberly-Clark Corp.                               4,094,979      1.8
                Semiconductors                      388,900   LSI Logic Corp. (a)                                2,173,951      0.9
                 & Semiconductor Equipment
                Media                               279,700   Liberty Media Corp. Class A (a)                    2,900,489      1.3
                Communications Equipment            153,300   Lucent Technologies, Inc. (a)                        421,575      0.2
                Communications Equipment            110,600   Motorola, Inc.                                     1,655,682      0.7
                Aerospace & Defense                 107,400   Raytheon Co.                                       4,156,380      1.8
                Insurance                           109,934   The St. Paul Travelers Cos., Inc.                  4,037,876      1.8
                Computers & Peripherals             429,900   Sun Microsystems, Inc. (a)                         1,736,796      0.8
                Media                               198,300   Time Warner, Inc. (a)                              3,480,165      1.5
                Industrial Conglomerates             38,300   Tyco International Ltd.                            1,294,540      0.6
                Media                                87,400   Viacom, Inc. Class B                               3,044,142      1.3
                Media                                97,000   Walt Disney Co.                                    2,786,810      1.2
                Commercial Banks                     96,600   Wells Fargo & Co.                                  5,776,680      2.5
                Paper & Forest Products              10,800   Weyerhaeuser Co.                                     739,800      0.3
                                                                                                         ---------------------------
                                                                                                                61,989,847     27.0
------------------------------------------------------------------------------------------------------------------------------------
Special Situations

                Pharmaceuticals                      27,300   Abbott Laboratories                                1,272,726      0.6
                Semiconductors                       61,000   Applied Materials, Inc.                              991,250      0.4
                & Semiconductor Equipment
                Energy Equipment & Services          41,200   BJ Services Co.                                    2,137,456      0.9
                Media                                27,100   Clear Channel Communications, Inc.                   934,137      0.4
                Semiconductors                       36,100   Fairchild Semiconductor                              553,413      0.3
                & Semiconductor Equipment                     International, Inc. (a)
                Specialty Retail                     95,100   The Gap, Inc.                                      2,076,984      0.9
                Computers & Peripherals              35,400   International Business Machines Corp.              3,234,852      1.4
                Media                               151,500   Interpublic Group of Cos., Inc. (a)                1,860,420      0.8
                Semiconductors                       26,800   National Semiconductor Corp.                         552,348      0.2
                Communications Equipment             46,100   Nokia Oyj (e)                                        711,323      0.3
                Semiconductors                       20,100   Novellus Systems, Inc. (a)                           537,273      0.2
                & Semiconductor Equipment
                Computers & Peripherals              75,900   Seagate Technology (a)                             1,483,845      0.7
                Media                                 6,800   Tribune Co.                                          271,116      0.1
                                                                                                         ---------------------------
                                                                                                                16,617,143      7.2
                --------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
                                                              (Cost - $156,307,280)                            186,330,289     81.1
                --------------------------------------------------------------------------------------------------------------------

Merrill Lynch Basic Value Principal Protected Fund
Schedule of Investments as of March 31, 2005

                                                       Face                                                               Percent of
                                                     Amount   U.S. Government Obligations                      Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                              U.S. Treasury STRIPS (b)(c):
                                                $19,234,000       3.916% due 8/15/2009                   $      16,092,838      7.0%
                                                 33,056,000       3.296% due 11/15/2009                         27,376,979     11.9
                --------------------------------------------------------------------------------------------------------------------
                                                              Total U.S. Government Obligations
                                                              (Cost - $44,304,992)                              43,469,817     18.9
                --------------------------------------------------------------------------------------------------------------------

                                        Beneficial Interest   Short-Term Securities
                --------------------------------------------------------------------------------------------------------------------
                                                $ 1,645,227   Merrill Lynch Liquidity Series,
                                                              LLC Cash Sweep Series I (d)                        1,645,227      0.7
                --------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $1,645,227)                                1,645,227      0.7
------------------------------------------------------------------------------------------------------------------------------------

                                                  Number of
                                                  Contracts   Call Options Written
                --------------------------------------------------------------------------------------------------------------------
                                                        270   American International Group, Inc.,
                                                              expiring May 2005 at USD 70,
                                                              Broker Morgan Stanley & Co. Incorporated              (2,700)     0.0
                                                        150   Hewlett-Packard Co.,
                                                              expiring August 2005 at USD 22.50,
                                                              Broker Citigroup Global Markets Inc.                 (16,500)     0.1
                --------------------------------------------------------------------------------------------------------------------
                                                              Total Call  Options Written
                                                              (Premiums Received - $54,423)                        (19,200)     0.1
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (Cost - $202,203,076**)                                                      231,426,133    100.8

                Liabilities in Excess of Other Assets                                                           (1,780,859)    (0.8)
                                                                                                         ---------------------------
                Net Assets                                                                               $     229,645,274    100.0%
                                                                                                         ===========================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 207,915,320
                                                                  =============
            Gross unrealized appreciation                         $  28,678,269
            Gross unrealized depreciation                            (5,167,456)
                                                                  -------------
            Net unrealized appreciation                           $  23,510,813
                                                                  =============

(a)   Non-income producing security.
(b) Represents a zero coupon bond; the interest rate shown reflects the rate in effect at March 31, 2005.
(c)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                    Net          Interest
      Affiliate                                                   Activity         Income
      -----------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I    $1,645,227    $   42,774
      Merrill Lynch Premier Institutional Fund                           --         1,167
      -----------------------------------------------------------------------------------

(e)   Depositary Receipts.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Basic Value Principal Protected Fund of
    Merrill Lynch Principal Protected Trust

Date: May 23, 2005